AGF Investments Trust

AGF Emerging Markets Equity Fund

Schedule of Investments

September 30, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 95.2%
Aerospace & Defense - 0.9%
Singapore Technologies Engineering Ltd.	2,699	7,541

Banks - 10.3%
Axis Bank Ltd., GDR*	418	21,105
Banco Bradesco SA (Preference)*	1,720	6,579
Bank Mandiri Persero Tbk. PT	32,207	13,687
Credicorp Ltd.	31	3,439
Grupo Financiero Banorte SAB de CV, Class O	559	3,590
Industrial & Commercial Bank of China Ltd., Class H	12,241	6,758
Komercni banka A.S.	219	8,869
Sberbank of Russia PJSC, ADR	537	10,069
Shinhan Financial Group Co. Ltd., ADR	377	12,693
		86,789
Beverages - 5.2%
Budweiser Brewing Co. APAC Ltd.	3,692	9,293
Coca-Cola HBC AG*	291	9,353
Fomento Economico Mexicano SAB de CV, ADR	54	4,683
Varun Beverages Ltd.	1,668	20,137
		43,466
Biotechnology - 0.5%
Hugel, Inc.*	31	4,508

Chemicals - 1.3%
Hansol Chemical Co. Ltd.	38	11,024

Construction & Engineering - 2.9%
Larsen & Toubro Ltd., GDR	1,056	24,424

Diversified Consumer Services - 0.5%
YDUQS Participacoes SA	979	4,271

Diversified Financial Services - 3.1%
Chailease Holding Co. Ltd.	1,329	11,678
FirstRand Ltd.	3,307	14,025
		25,703
Diversified Telecommunication Services - 2.4%
Hellenic Telecommunications Organization SA	502	9,382
Telkom Indonesia Persero Tbk. PT	41,697	10,703
		20,085
Electronic Equipment, Instruments & Components - 2.7%
Delta Electronics, Inc.	943	8,483
Samsung Electro-Mechanics Co. Ltd.	98	14,417
		22,900
Energy Equipment & Services - 2.0%
Tenaris SA, ADR	813	17,162

Food & Staples Retailing - 1.4%
Atacadao SA	1,921	6,265
Wal-Mart de Mexico SAB de CV	1,539	5,229
		11,494
Health Care Providers & Services - 1.2%
Odontoprev SA	3,300	9,974

Hotels, Restaurants & Leisure - 2.0%
Melco Resorts & Entertainment Ltd., ADR*	626	6,410
Trip.com Group Ltd., ADR*	349	10,732
		17,142
Household Durables - 3.2%
Crompton Greaves Consumer Electricals Ltd.	2,572	16,564
Haier Smart Home Co. Ltd., Class H	2,859	10,044
		26,608
Insurance - 4.1%
AIA Group Ltd.	2,290	26,368
Ping An Insurance Group Co. of China Ltd., Class H	1,146	7,776
		34,144
Interactive Media & Services - 7.0%
Tencent Holdings Ltd.	1,009	59,162

Internet & Direct Marketing Retail - 6.2%
Alibaba Group Holding Ltd.*	2,149	39,972
Americanas SA*	343	1,949
Lojas Americanas SA (Preference)*	1,907	1,688
Naspers Ltd., Class N	50	8,239
		51,848
IT Services - 2.6%
Globant SA*	31	8,711
HCL Technologies Ltd.	751	12,898
		21,609
Life Sciences Tools & Services - 2.3%
Wuxi Biologics Cayman, Inc.*	1,180	19,073

Machinery - 2.5%
Airtac International Group	558	17,464
Weichai Power Co. Ltd., Class H	1,587	3,287
		20,751
Metals & Mining - 3.6%
Anglo American plc	360	12,418
Southern Copper Corp.	190	10,667

AGF Investments Trust

AGF Emerging Markets Equity Fund

Schedule of Investments

September 30, 2021 (Unaudited)

Investments	Shares	Value ($)
Vale SA	514	7,196
		30,281
Oil, Gas & Consumable Fuels - 5.3%
LUKOIL PJSC, ADR	272	25,896
Reliance Industries Ltd.	559	18,904
		44,800
Paper & Forest Products - 1.4%
Mondi plc	473	11,561

Personal Products - 0.9%
LG Household & Health Care Ltd.	7	7,868

Pharmaceuticals - 1.4%
Richter Gedeon Nyrt.	205	5,580
Sino Biopharmaceutical Ltd.	7,468	6,225
		11,805
Real Estate Management & Development - 0.7%
KWG Living Group Holdings Ltd.	7,767	5,718

Semiconductors & Semiconductor Equipment - 7.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	593	66,208

Software - 1.0%
TOTVS SA	1,298	8,605

Specialty Retail - 1.5%
Foschini Group Ltd. (The)*	1,427	12,906

Technology Hardware, Storage & Peripherals - 5.2%
Samsung Electronics Co. Ltd., GDR	28	43,524

Textiles, Apparel & Luxury Goods - 2.0%
Eclat Textile Co. Ltd.	782	16,911

TOTAL COMMON STOCKS (COST $732,420)		799,865

Investments	Shares	Maturity Date	Value ($)
PARTICIPATION NOTES - 5.3%
China
Anhui Conch Cement Co., Ltd. (Issuer: Bank of America Merrill Lynch)	802	09/26/2022	5,063
Kweichow Moutai Co., Ltd. (Issuer: Bank of America Merrill Lynch)	41	12/13/2021	11,611
Nari Technology Co., Ltd. (Issuer: Macquarie Bank Limited)	4,184	03/13/2023	23,251
Ningbo Xusheng Auto Technology Co., Ltd. (Issuer: Macquarie Bank Limited)	908	01/13/2023	4,707
TOTAL PARTICIPATION NOTES (Cost $32,637)			44,632

Investments	Number of Rights	Value ($)
RIGHTS - 0.0%

Machinery - 0.0%
Airtac International Group, expiring 10/08/2021*(a)(b) (Cost $–)	25	—

Total Investments - 100.5% (Cost $765,057)		844,497
Liabilities in excess of other assets - (0.5%)		(4,419)
Net Assets - 100.0%		840,078

*	Non-income producing security.
(a)	Security fair valued as of September 30, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at September 30, 2021 amounted to $0, which represents approximately 0.00% of net assets of the Fund.
(b)	Illiquid security.

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company
Participation Notes

A derivative instrument designed to replicate equity exposure in certain foreign markets where direct investment is impossible or difficult due to local investment restrictions. A Participation Note is usually issued by a financial institution, therefore investors are exposed to the issuer’s credit risk and the risks of the underlying financial instrument.

Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

AGF Investments Trust

AGF Emerging Markets Equity Fund

Schedule of Investments

September 30, 2021 (Unaudited)

AGF Emerging Markets Equity Fund invested, as a percentage of net assets, in the following countries as of September 30, 2021:

Austria	1.4%
Brazil	5.5%
China	23.1%
Czech Republic	1.0%
Greece	1.1%
Hong Kong	7.4%
Hungary	0.6%
India	13.6%
Indonesia	2.9%
Mexico	1.6%
Netherlands Antilles	1.4%
Peru	1.7%
Russia	5.4%
Singapore	0.9%
South Africa	5.7%
South Korea	11.2%
Taiwan	12.3%
United States	3.7%
Other(1)	(0.5)%
100.0%

(1)	Includes any non-equity securities and net other assets (liabilities).

AGF Investments Trust

AGF Global Sustainable Growth Equity Fund

Schedule of Investments

September 30, 2021 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 94.4%

Auto Components - 5.2%
Aptiv plc*	378	56,311
Denso Corp.	772	50,609
		106,920
Automobiles - 0.5%
Daimler AG (Registered)	117	10,401

Building Products - 8.4%
Advanced Drainage Systems, Inc.	217	23,473
Kingspan Group plc	511	50,546
Nibe Industrier AB, Class B	3,724	46,777
Trex Co., Inc.*	499	50,863
		171,659
Capital Markets - 2.8%
MSCI, Inc.	93	56,576

Chemicals - 9.3%
Albemarle Corp.	278	60,874
Chr Hansen Holding A/S	99	8,085
Croda International plc	395	45,107
Ecolab, Inc.	158	32,962
Johnson Matthey plc	502	18,106
Umicore SA	409	24,236
		189,370
Commercial Services & Supplies - 4.4%
Tetra Tech, Inc.	397	59,288
TOMRA Systems ASA	583	30,437
		89,725
Construction & Engineering - 4.3%
Valmont Industries, Inc.	201	47,259
WSP Global, Inc.	344	41,190
		88,449
Containers & Packaging - 1.0%
Ball Corp.	219	19,703

Electric Utilities - 0.4%
Orsted A/S	65	8,576

Electrical Equipment - 6.3%
Legrand SA	574	61,563
Prysmian SpA	1,416	49,674
Siemens Gamesa Renewable Energy SA*	638	16,127
		127,364
Electronic Equipment, Instruments & Components - 13.7%
Amphenol Corp., Class A	571	41,814
Halma plc	1,241	47,339
Hexagon AB, Class B	1,548	23,852
Keyence Corp.	111	66,509
Samsung SDI Co. Ltd.	71	42,711
Trimble, Inc.*	699	57,493
		279,718
Food Products - 2.3%
Beyond Meat, Inc.*	96	10,105
Kerry Group plc, Class A	281	37,621
		47,726
Health Care Equipment & Supplies - 4.2%
Danaher Corp.	282	85,852

Household Durables - 2.9%
Garmin Ltd.	385	59,852

Independent Power and Renewable Electricity Producers - 0.3%
Brookfield Renewable Corp.	156	6,060

Internet & Direct Marketing Retail - 1.0%
HelloFresh SE*	217	20,090

Leisure Products - 4.5%
Giant Manufacturing Co. Ltd.	3,418	38,625
Shimano, Inc.	179	52,146
		90,771
Life Sciences Tools & Services - 3.5%
Thermo Fisher Scientific, Inc.	123	70,274

Machinery - 7.0%
Cummins, Inc.	234	52,547
Metso Outotec OYJ	3,194	29,110
NFI Group, Inc.	1,123	21,137
Xylem, Inc.	329	40,691
		143,485
Mortgage Real Estate Investment Trusts (REITs) - 1.3%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	484	25,884

Professional Services - 1.4%
Stantec, Inc.	624	29,313

Semiconductors & Semiconductor Equipment - 4.9%
Analog Devices, Inc.	242	40,530
Cree, Inc.*	170	13,724
Enphase Energy, Inc.*	75	11,248
Infineon Technologies AG	817	33,586
		99,088
Software - 3.8%
ANSYS, Inc.*	71	24,172
Dassault Systemes SE	845	44,301
Zoom Video Communications, Inc., Class A*	31	8,106
		76,579

AGF Investments Trust

AGF Global Sustainable Growth Equity Fund

Schedule of Investments

September 30, 2021 (Unaudited)

Investments	Shares	Value ($)
Water Utilities - 1.0%
American Water Works Co., Inc.	116	19,609

TOTAL COMMON STOCKS (COST $1,202,395)		1,923,044

MASTER LIMITED PARTNERSHIPS - 1.0%

Independent Power and Renewable Electricity Producers - 1.0%
Brookfield Renewable Partners LP (Cost $12,134)	553	20,433

Total Investments - 95.4% (Cost $1,214,529)		1,943,477
Other assets less liabilities - 4.6%		92,814
Net Assets - 100.0%		2,036,291

*	Non-income producing security.

Abbreviations
OYJ	Public Limited Company

AGF Global Sustainable Growth Equity Fund invested, as a percentage of net assets, in the following countries as of September 30, 2021:

Belgium	1.2%
Canada	5.5%
Denmark	0.8%
Finland	1.4%
France	5.2%
Germany	3.2%
Ireland	4.3%
Italy	2.4%
Japan	8.3%
Norway	1.5%
South Korea	2.1%
Spain	0.8%
Sweden	3.5%
Taiwan	1.9%
United Kingdom	5.4%
United States	47.9%
Other(1)	4.6%
100.0%

(1)	Includes any non-equity securities and net other assets (liabilities).

AGF Investments Trust

Notes to Quarterly Schedules of Investments

September 30, 2021 (Unaudited)

Investment Valuation

The Funds disclose the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of September 30, 2021 for the Fund based upon the three levels defined above:

AGF Emerging Markets Equity Fund	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 —Significant Unobservable Inputs	Total

Investments
Common Stocks
Aerospace & Defense	$—	$7,541	$—	$7,541
Banks	36,370	50,419	—	86,789
Beverages	4,683	38,783	—	43,466
Biotechnology	—	4,508	—	4,508
Chemicals	—	11,024	—	11,024
Construction & Engineering	—	24,424	—	24,424
Diversified Financial Services	—	25,703	—	25,703
Diversified Telecommunication Services	—	20,085	—	20,085
Electronic Equipment, Instruments & Components	—	22,900	—	22,900
Household Durables	—	26,608	—	26,608
Insurance	—	34,144	—	34,144
Interactive Media & Services	—	59,162	—	59,162
Internet & Direct Marketing Retail	3,637	48,211	—	51,848
IT Services	8,711	12,898	—	21,609
Life Sciences Tools & Services	—	19,073	—	19,073
Machinery	—	20,751	—	20,751
Metals & Mining	17,863	12,418	—	30,281
Oil, Gas & Consumable Fuels	—	44,800	—	44,800
Paper & Forest Products	—	11,561	—	11,561
Personal Products	—	7,868	—	7,868
Pharmaceuticals	—	11,805	—	11,805
Real Estate Management & Development	—	5,718	—	5,718
Specialty Retail	—	12,906	—	12,906
Technology Hardware, Storage & Peripherals	—	43,524	—	43,524
Textiles, Apparel & Luxury Goods	—	16,911	—	16,911
Other*	134,856	—	—	134,856
Participation Notes	—	44,632	—	44,632
Rights	—	—	—	—
Total Investments	$206,120	$638,377	$—	$844,497

AGF Investments Trust

Notes to Quarterly Schedules of Investments (continued)

September 30, 2021 (Unaudited)

AGF Global Sustainable Growth Equity Fund	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

Investments
Common Stocks
Auto Components	$56,311	$50,609	$—	$106,920
Automobiles	—	10,401	—	10,401
Building Products	74,336	97,323	—	171,659
Chemicals	93,836	95,534	—	189,370
Commercial Services & Supplies	59,288	30,437	—	89,725
Electric Utilities	—	8,576	—	8,576
Electrical Equipment	—	127,364	—	127,364
Electronic Equipment, Instruments & Components	99,307	180,411	—	279,718
Food Products	10,105	37,621	—	47,726
Internet & Direct Marketing Retail	—	20,090	—	20,090
Leisure Products	—	90,771	—	90,771
Machinery	114,375	29,110	—	143,485
Semiconductors & Semiconductor Equipment	65,502	33,586	—	99,088
Software	32,278	44,301	—	76,579
Other*	461,572	—	—	461,572
Master Limited Partnerships	20,433	—	—	20,433
Total Investments	$1,087,343	$856,134	$—	$1,943,477

*	See Schedules of Investments for presentation by industry type.